Fair Value Measurements - Schedule of Change in Fair Value of Warrant Liabilities (Details) - Derivative Warrant Liabilities $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of derivative warrant liabilities at Closing	$ 29,132
Change in fair value of derivative warrant liabilities	(20,757)
Derivative warrant liabilities at December 31, 2021	$ 8,375